ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ (1,424)		$ (572)		$ 3,277
Other comprehensive income (loss)		(108)		(86)		(341)
Other items	[1],[2]			87
Ending balance		(361)		(1,424)		(572)
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		392	[3]	539	[4],[5]	523	[4]
Other comprehensive income (loss)		(86)	[3]	(5)	[5]	16	[4]
Other items	[1],[2],[5]			142
Ending balance		306	[3]	392	[3]	539	[4],[5]
Limited Partners | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		392		539
Other comprehensive income (loss)		(86)		(5)
Other items				142
Ending balance		306		392		539
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		945		1,077
Other comprehensive income (loss)		60		10
Other items				142
Ending balance		1,005		945		1,077
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(557)		(542)
Other comprehensive income (loss)		(152)		(15)
Other items				0
Ending balance		(709)		(557)		(542)
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		4		4
Other comprehensive income (loss)		(21)		0
Other items				0
Ending balance		(17)		4		4
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0		0
Other comprehensive income (loss)		27		0
Other items				0
Ending balance		$ 27		$ 0		$ 0

[1]	Refer to Note 4, Disposition of Businesses for further details
[2]	Refer to Note 5, Acquisition of Businesses for further details.
[3]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[4]	Refer to Note 21 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[5]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.